Risks (Details) - Dec. 31, 2022	USD ($)	CNY (¥)
Risks (Details) [Line Items]
Deposited with a bank	$ 3,420,000
United States [Member]
Risks (Details) [Line Items]
Deposited with a bank	3,420,000
Insured amount	250,000
Mainland China [Member]
Risks (Details) [Line Items]
Deposited with a bank	600,000
Insured amount	$ 78,700	¥ 500,000